Pensions - Main scheme's holding of derivative instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pensions
Fair value of assets	£ 2,315	£ 3,904
Fair value of liabilities	3,178	4,654
Main Scheme
Pensions
Collateral	3,436	3,991
Swap | Main Scheme
Pensions
Notional amount	57	56
Fair value of assets	3,045	3,629
Inflation rate swaps | Main Scheme
Pensions
Notional amount	11,000	12,000
Fair value of assets	310	299
Fair value of liabilities	555	549
Interest rate swaps | Main Scheme
Pensions
Notional amount	44,000	41,000
Fair value of assets	8,161	9,440
Fair value of liabilities	4,779	5,442
Currency forwards | Main Scheme
Pensions
Notional amount	12,000	15,000
Fair value of assets	160	191
Fair value of liabilities	34	136
Equity and bond call options | Main Scheme
Pensions
Notional amount	2,000	2,000
Fair value of assets	428	799
Fair value of liabilities		1
Equity and bond put options | Main Scheme
Pensions
Notional amount	3,000	2,000
Fair value of assets	3
Fair value of liabilities	1	2
Other | Main Scheme
Pensions
Notional amount	4,000	4,000
Fair value of assets	327	1,719
Fair value of liabilities	£ 444	£ 1,816